Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer hardware
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Scientific equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years